Advances for vessels under construction and acquisition of vessels (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Vessels [Line Items]
Total	$ 64,570	$ 127,910
Advances for vessels under construction and acquisition of vessels
Vessels [Line Items]
Pre-delivery yard installments and fair value adjustment (Note 1)	32,602	65,009
Bareboat capital leases - upfront hire & handling fees	25,272	54,428
Capitalized interest and finance costs	4,966	6,301
Other capitalized costs (Note 3)	1,730	2,172
Total	$ 64,570	$ 127,910